Income Taxes, Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Federal income tax rate	21.00%	21.00%	21.00%
Reconciliation of Financial Statement Tax Provision [Abstract]
Statutory tax	$ 2,584	$ 2,461	$ 2,982
Effect of nontaxable interest	(348)	(336)	(352)
Effect of nontaxable insurance premiums	(210)	(212)	(218)
Income from bank owned insurance, net	(161)	(141)	(142)
Effect of postretirement benefits	124	54	20
Effect of state income tax	125	100	33
Tax credits	(102)	(145)	(217)
Other items	36	32	149
Total income taxes	2,048	1,813	2,255
Unrecognized tax benefits	0	0
Interest and/or penalties related to income tax	$ 0	$ 0	$ 0
Open tax years	2017 2018 2019